INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Land Use Rights [Table Text Block]	Land use rights consisted of the following:
	December 31,	December 31,
	2012	2011
Land use rights	$3,310,933	$1,185,929
Less: Accumulated amortization	(169,485)	(118,593)
	$3,141,448	$1,067,336